Litigations (Tables)	12 Months Ended
Dec. 31, 2020
Litigations
Schedule of changes in provision for litigations

				Environmental	Total of
	Tax litigation	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2018	729	166	459	3	1,357
Additions and reversals, net	10	168	106	7	291
Payments	(33)	(58)	(110)	—	(201)
Indexation and interest	9	42	18	1	70
Translation adjustment	(19)	(18)	(18)	—	(55)
Balance at December 31, 2019	696	300	455	11	1,462
Additions and reversals, net	29	26	16	2	73
Payments	(23)	(30)	(59)	—	(112)
Indexation and interest	(85)	30	26	1	(28)
Translation adjustment	(132)	(66)	(103)	(3)	(304)
Balance at December 31, 2020	485	260	335	11	1,091
Current liabilities	8	15	64	—	87
Non-current liabilities	477	246	271	11	1,004
	485	260	335	11	1,091

(i)Includes amounts regarding to social security claims that were classified as labor claims.

Schedule of contingent liabilities

	December 31, 2020	December 31, 2019
Tax litigations	6,911	8,040
Civil litigations	1,348	1,518
Labor litigations	563	773
Environmental litigations	907	1,094
Total	9,729	11,425

Schedule of judicial deposits

	December 31, 2020	December 31, 2019
Tax litigations	988	1,278
Civil litigations	85	86
Labor litigations	177	246
Environmental litigations	18	41
Brumadinho event (note 23)	—	1,482
Total	1,268	3,133